UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1. Reports to Stockholders.

WBI Absolute Return Balanced Fund

WBI Absolute Return Balanced Plus Fund

WBI Absolute Return Dividend Income Fund

WBI Absolute Return Dividend Growth Fund

Semi-Annual Report
May 31, 2014

WBI Funds

EXPENSE EXAMPLE – at May 31, 2014 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The WBI Absolute Return Balanced Fund, WBI Absolute Return Balanced Plus Fund, WBI Absolute Dividend Income Fund, and WBI Absolute Dividend Growth Fund Examples are based on an investment of $1,000 invested in the No Load Shares and the Institutional Shares of each Fund at the beginning of the period and held for the entire period (12/1/13– 5/31/14).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% and 1.75%, per the operating expenses limitation agreement for the No Load Shares and the Institutional Shares, respectively, of each Fund. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical

WBI Funds

EXPENSE EXAMPLE – at May 31, 2014 (Unaudited), Continued

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

WBI Absolute Return Balanced Fund – No Load Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual	$1,000.00	$1,068.70	$10.32
Hypothetical
(5% return before expenses)	$1,000.00	$1,014.96	$10.05

*
Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Balanced Fund – Institutional Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual	$1,000.00	$1,070.10	$9.03
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.21	$8.80

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Balanced Plus Fund – No Load Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual	$1,000.00	$1,064.50	$9.78
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.46	$9.55

*
Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – at May 31, 2014 (Unaudited), Continued

WBI Absolute Return Balanced Plus Fund – Institutional Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual	$1,000.00	$1,065.90	$8.86
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.36	$8.65

*
Expenses are equal to the Fund’s annualized expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Dividend Income Fund – No Load Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual	$1,000.00	$1,037.80	$9.75
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.36	$9.65

*
Expenses are equal to the Fund’s annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Dividend Income Fund – Institutional Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual	$1,000.00	$1,037.40	$8.84
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.26	$8.75

*
Expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Dividend Growth Fund – No Load Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual	$1,000.00	$1,030.60	$10.13
Hypothetical
(5% return before expenses)	$1,000.00	$1,014.96	$10.05

*
Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – at May 31, 2014 (Unaudited), Continued

WBI Absolute Return Dividend Growth Fund – Institutional Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Actual	$1,000.00	$1,032.00	$8.61
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.45	$8.55

*
Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2014 (Unaudited)

WBI Absolute Return Balanced Fund

WBI Absolute Return Balanced Plus Fund

Percentages represent market value as a percentage of total investments.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – at May 31, 2014 (Unaudited)

WBI Absolute Return Dividend Income Fund

WBI Absolute Return Dividend Growth Fund

Percentages represent market value as a percentage of total investments.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 54.00%	Value
	Broadcasting (except Internet) - 1.04%
38,277	Cablevision Systems Corp.
	NY Group - Class A	$674,823

	Computer and Electronic
	Product Manufacturing - 1.85%
48,706	Cisco Systems, Inc.	1,199,142

	Credit Intermediation and
	Related Activities - 3.79%
19,104	East West Bancorp, Inc.	639,602
32,684	JPMorgan Chase & Co.	1,816,250
		2,455,852
	Electronics and Appliance Stores - 3.02%
70,656	Best Buy Co., Inc.	1,954,345

	Fabricated Metal Product
	Manufacturing - 0.90%
9,631	Sturm Ruger & Co., Inc.	583,831

	Food Manufacturing - 4.62%
34,057	Archer-Daniels-Midland Co.	1,530,522
31,800	Campbell Soup Co.	1,459,620
		2,990,142
	Food Services and Drinking Places - 2.60%
6,224	Cracker Barrel Old Country Store, Inc.	625,823
23,625	Dunkin’ Brands Group, Inc.	1,057,455
		1,683,278
	Furniture and Related
	Product Manufacturing - 2.15%
28,803	Johnson Controls, Inc.	1,392,913

	Insurance Carriers and
	Related Activities - 2.42%
30,831	MetLife, Inc.	1,570,223

	Merchant Wholesalers,
	Durable Goods - 2.25%
117,960	Xerox Corp.	1,456,806

	Paper Manufacturing - 2.15%
29,177	International Paper Co.	1,389,701

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Shares		Value
	Pipeline Transportation - 1.04%
14,190	Enbridge, Inc. (a)	$673,883

	Professional, Scientific, and
	Technical Services - 2.26%
20,599	Omnicom Group, Inc.	1,465,619

	Real Estate - 6.75%
16,339	American Campus Communities, Inc.	634,607
56,570	CBL & Associates Properties, Inc.	1,064,647
38,562	DDR Corp.	667,508
16,273	Highwoods Properties, Inc.	660,358
46,946	Medical Properties Trust, Inc.	634,710
9,785	Mid-America Apartment Communities, Inc.	707,945
		4,369,775
	Telecommunications - 0.99%
14,038	BCE, Inc. (a)	644,765

	Transportation Equipment
	Manufacturing - 3.59%
7,645	Boeing Co.	1,033,986
18,588	Honda Motor Co., Ltd. - ADR	653,926
5,621	Toyota Motor Corp. - ADR	635,791
		2,323,703
	Utilities - 9.14%
25,845	Duke Energy Corp.	1,837,063
21,010	Entergy Corp.	1,584,574
32,067	PG&E Corp.	1,470,913
18,501	Pinnacle West Capital Corp.	1,025,326
		5,917,876
	Waste Management and
	Remediation Services - 1.69%
30,979	Republic Services, Inc.	1,096,657

	Wood Product Manufacturing - 1.75%
36,108	Weyerhaeuser Co.	1,134,513
	TOTAL COMMON STOCKS
	(Cost $32,567,726)	34,977,847

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Shares	EXCHANGE-TRADED FUNDS - 20.81%	Value
60,040	iShares Floating Rate Bond ETF	$3,044,628
54,948	iShares iBoxx $Investment
	Grade Corporate Bond ETF	6,571,231
42,874	Vanguard Long-Term Bond ETF	3,861,233
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $12,836,060)	13,477,092

	PREFERRED STOCKS - 0.91%
	Primary Metal Manufacturing - 0.91%
99,594	Gerdau S.A. - ADR	591,588
	TOTAL PREFERRED STOCKS
	(Cost $625,570)	591,588

Principal
Amount	CORPORATE BONDS - 16.47%
	Advertising Agencies - 0.84%
	Omnicom Group, Inc.
$500,000	4.45%, 8/15/2020	545,660

	Aerospace Product and
	Parts Manufacturing - 0.61%
	Lockheed Martin Corp.
356,000	4.250%, 11/15/2019	395,349

	Agencies, Brokerages, & Other
	Insurance Related Activities - 0.23%
	Aon PLC
142,000	3.50%, 9/30/2015	147,313

	Beverage Manufacturing - 0.23%
	Anheuser-Busch Cos., LLC
135,000	4.50%, 4/1/2018	148,715

	Business Support Services - 1.11%
	Western Union Co.
650,000	5.93%, 10/1/2016	717,064

	Credit Intermediation and
	Related Activities - 0.09%
	JPMorgan Chase & Co.
59,000	2.60%, 1/15/2016	60,716

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount		Value
	Depository Credit Intermediation - 1.24%
	Citigroup, Inc.
$572,000	6.125%, 11/21/2017	$655,070
	Wells Fargo & Co.
142,000	4.48%, 1/16/2024	150,741
		805,811
	Health and Personal Care Stores - 0.24%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	154,773

	Insurance Carriers - 2.38%
	American International Group, Inc.
800,000	5.85%, 1/16/2018	916,195
	Cigna Corp.
140,000	8.30%, 1/15/2033	183,285
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	442,240
		1,541,720
	Investigation and Security Services - 0.17%
	Tyco International Finance
105,000	3.375%, 10/15/2015	108,423

	Machinery Manufacturing - 0.76%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	492,856

	Medical and Diagnostic Laboratories - 0.27%
	Laboratory Corporation of America Holdings
170,000	3.75%, 8/23/2022	172,787

	Medical Equipment and
	Supplies Manufacturing - 0.15%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	100,721

	Miscellaneous Manufacturing - 1.33%
	Mattel, Inc.
865,000	1.70%, 3/15/2018	863,344

	Motion Picture and Video Industries - 0.86%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	556,407

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount		Value
	Newspaper, Periodical, Book,
	and Directory Publishers - 0.31%
	Thomson Reuters Corp.
$193,000	3.95%, 9/30/2021	$202,604

	Non-Depository Credit Intermediation - 0.27%
	American Express Credit
150,000	2.80%, 9/19/2016	156,822
	General Electric Capital Corp.
15,000	5.55%, 10/15/2020	16,838
		173,660
	Nonmetallic Mineral
	Mining and Quarrying - 0.89%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	575,347

	Office Supplies, Stationery,
	and Gift Stores - 1.06%
	Staples, Inc.
680,000	2.75%, 1/12/2018	684,731

	Pharmaceutical and
	Medicine Manufacturing - 1.04%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	673,466

	Securities and Commodity Contracts
	Intermediation and Brokerage - 0.62%
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	400,424

	Software Publishers - 1.05%
	Symantec Corp.
660,000	2.75%, 6/15/2017	678,446

	Traveler Accommodation - 0.49%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	318,329

	Utilities - 0.23%
	Exelon Generation Co., LLC
135,000	5.20%, 10/1/2019	152,615
	TOTAL CORPORATE BONDS
	(Cost $10,548,918)	10,671,281

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Contracts	PURCHASED OPTIONS - 0.02%	Value
	Put Options - 0.02%
340	Archer-Daniels-Midland Co.
	Expiration: June, 2014,
	Exercise Price: $41.00	$1,700
570	Best Buy Co., Inc.
	Expiration: June, 2014,
	Exercise Price: $24.00	3,990
20	Cisco Systems, Inc.
	Expiration: June, 2014,
	Exercise Price: $23.00	80
210	Entergy Corp.
	Expiration: June, 2014,
	Exercise Price: $72.50	4,200
1,179	Xerox Corp.
	Expiration: June, 2014,
	Exercise Price: $11.00	2,358
	TOTAL PURCHASED OPTIONS
	(Cost $31,460)	12,328

Shares	SHORT-TERM INVESTMENTS - 8.57%
5,551,054	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.01% (b)	5,551,054
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,551,054)	5,551,054
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $62,160,788) - 100.78%	65,281,190
	Liabilities in Excess of Other Assets - (0.78)%	(507,700)
	NET ASSETS - 100.00%	$64,773,490

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate Shown is the 7-day annualized yield as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF OPTIONS WRITTEN at May 31, 2014 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
340	Archer-Daniels-Midland Co.
	Expiration: June 2014,
	Exercise Price: $47.00	$1,700
570	Best Buy Co., Inc.
	Expiration: June 2014,
	Exercise Price: $31.00	4,560
20	Cisco Systems, Inc.
	Expiration: June 2014,
	Exercise Price: $26.00	60
210	Entergy Corp.
	Expiration: June 2014,
	Exercise Price: $75.00	21,000
1,179	Xerox Corp.
	Expiration: June 2014,
	Exercise Price: $13.00	5,895
	TOTAL OPTIONS WRITTEN
	(Premiums received $20,433)	$33,215

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 54.61%	Value
	Administrative and Support Services - 1.92%
5,745	Paychex, Inc.	$236,177

	Amusement, Gambling, and
	Recreation Industries - 1.18%
1,890	Las Vegas Sands Corp.	144,623

	Broadcasting (except Internet) - 2.76%
6,965	Cablevision Systems Corp.
	NY Group - Class A	122,793
7,314	Sinclair Broadcast Group, Inc. - Class A	216,348
		339,141
	Chemical Manufacturing - 3.87%
4,688	Johnson & Johnson	475,644

	Computer and Electronic
	Product Manufacturing - 5.77%
949	Apple, Inc.	600,716
8,858	Telefonaktiebolaget LM Ericsson - ADR	110,282
		710,998
	Credit Intermediation and
	Related Activities - 1.30%
9,897	Western Union Co.	160,034

	Electrical Equipment, Appliance,
	and Component Manufacturing - 1.88%
3,459	Emerson Electric Co.	230,819

	Electronics and Appliance Stores - 4.77%
16,706	Best Buy Co., Inc.	462,088
3,276	GameStop Corp. - Class A	123,997
		586,085
	Food Manufacturing - 2.51%
6,725	Campbell Soup Co.	308,677

	Insurance Carriers and
	Related Activities - 0.90%
2,270	Cincinnati Financial Corp.	111,275

	Miscellaneous Manufacturing - 2.85%
4,708	Baxter International, Inc.	350,322

	Paper Manufacturing - 1.22%
3,149	International Paper Co.	149,987

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Shares		Value
	Publishing Industries
	(except Internet) - 1.79%
7,902	Gannett Co., Inc.	$219,597

	Real Estate - 9.23%
18,888	American Capital Agency Corp.	448,213
6,987	DDR Corp.	120,945
5,035	HCP, Inc.	210,212
1,582	Macerich Co.	104,475
3,778	OMEGA Healthcare Investors, Inc.	139,370
5,772	Redwood Trust, Inc.	112,496
		1,135,711
	Transportation Equipment
	Manufacturing - 2.02%
2,661	Honeywell International, Inc.	247,872

	Utilities - 5.08%
4,355	Entergy Corp.	328,454
6,441	PG&E Corp.	295,449
		623,903
	Waste Management and
	Remediation Services - 3.67%
6,670	Republic Services, Inc.	236,118
4,815	Waste Management, Inc.	215,134
		451,252
	Wood Product Manufacturing - 1.88%
7,354	Weyerhaeuser Co.	231,063
	TOTAL COMMON STOCKS
	(Cost $6,246,442)	6,713,180

	EXCHANGE-TRADED FUNDS - 31.63%
10,849	iShares Floating Rate Bond ETF	550,153
15,664	iShares iBoxx $Investment
	Grade Corporate Bond ETF	1,873,258
35,274	SPDR Barclays High Yield Bond ETF	1,464,929
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,846,867)	3,888,340

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Contracts	PURCHASED OPTIONS - 0.02%	Value
	Put Options - 0.02%
8	Apple, Inc.
	Expiration: June, 2014,
	Exercise Price: $530.00	$216
47	Baxter International, Inc.
	Expiration: June, 2014,
	Exercise Price: $70.00	494
43	Entergy Corp.
	Expiration: June, 2014,
	Exercise Price: $72.50	860
46	Johnson & Johnson
	Expiration: June, 2014,
	Exercise Price: $97.50	920
	TOTAL PURCHASED OPTIONS
	(Cost $6,826)	2,490

Shares	SHORT-TERM INVESTMENTS - 13.49%
1,657,406	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.01% (a)	1,657,406
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,657,406)	1,657,406
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $11,757,541) - 99.75%	12,261,416
	Other Assets in Excess of Liabilities - 0.25%	30,791
	NET ASSETS - 100.00%	$12,292,207

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a)	Rate Shown is the 7-day annualized yield as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

SCHEDULE OF OPTIONS WRITTEN at May 31, 2014 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
8	Apple, Inc.
	Expiration: June 2014,
	Exercise Price: $630.00	$12,840
47	Baxter International, Inc.
	Expiration: June 2014,
	Exercise Price: $77.50	141
43	Entergy Corp.
	Expiration: June 2014,
	Exercise Price: $75.00	4,300
46	Johnson & Johnson
	Expiration: June 2014,
	Exercise Price: $105.00	690
	TOTAL OPTIONS WRITTEN
	(Premiums received $9,458)	$17,971

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 72.61%	Value
	Administrative and Support Services - 0.86%
690	Dun & Bradstreet Corp.	$71,243

	Chemical Manufacturing - 2.41%
2,210	Agrium, Inc. (a)	198,657

	Computer and Electronic
	Product Manufacturing - 7.94%
557	Apple, Inc.	352,581
3,196	ResMed, Inc.	159,992
11,539	Telefonaktiebolaget LM Ericsson - ADR	143,661
		656,234
	Credit Intermediation and
	Related Activities - 3.52%
5,238	JPMorgan Chase & Co.	291,076

	Electrical Equipment, Appliance,
	and Component Manufacturing - 4.28%
4,115	Emerson Electric Co.	274,594
676	Energizer Holdings, Inc.	78,416
		353,010
	Electronics and Appliance Stores - 7.02%
10,732	Best Buy Co., Inc.	296,846
7,461	GameStop Corp. - Class A	282,399
		579,245
	Food Manufacturing - 6.43%
6,756	Archer-Daniels-Midland Co.	303,614
4,134	General Mills, Inc.	227,081
		530,695
	Furniture and Related
	Product Manufacturing - 3.98%
5,321	Johnson Controls, Inc.	257,324
2,109	Leggett & Platt, Inc.	71,537
		328,861
	General Merchandise Stores - 2.66%
2,863	Wal-Mart Stores, Inc.	219,793

	Insurance Carriers and
	Related Activities - 11.12%
1,513	Cincinnati Financial Corp.	74,167
2,907	First American Financial Corp.	81,454

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Shares		Value
	Insurance Carriers and
	Related Activities - 11.12%, Continued
1,475	PartnerRe Ltd. (a)	$158,371
2,864	Principal Financial Group, Inc.	133,949
2,144	Prudential Financial, Inc.	176,151
2,427	Travelers Cos., Inc.	226,804
2,006	Unum Group	68,023
		918,919
	Machinery Manufacturing - 1.54%
1,095	United Technologies Corp.	127,261

	Merchant Wholesalers, Durable Goods - 0.97%
6,469	Xerox Corp.	79,892

	Motion Picture and Sound
	Recording Industries - 3.61%
4,267	Time Warner, Inc.	297,964

	Professional, Scientific, and
	Technical Services - 2.96%
3,440	Omnicom Group, Inc.	244,756

	Real Estate - 2.01%
6,978	American Capital Agency Corp.	165,588

	Telecommunications - 3.37%
10,730	America Movil SAB de C.V. - Series L - ADR	207,411
1,546	BCE, Inc. (a)	71,008
		278,419
	Transportation Equipment
	Manufacturing - 4.62%
1,060	Boeing Co.	143,365
3,342	Harley-Davidson, Inc.	238,084
		381,449
	Waste Management and
	Remediation Services - 1.68%
3,102	Waste Management, Inc.	138,597

	Wood Product Manufacturing - 1.61%
6,254	Masco Corp.	133,210
	TOTAL COMMON STOCKS
	(Cost $5,638,711)	5,994,869

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Shares	EXCHANGE-TRADED FUNDS - 9.11%	Value
6,293	iShares iBoxx $ Investment
	Grade Corporate Bond ETF	$752,580
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $721,043)	752,580

Contracts	PURCHASED OPTIONS - 0.03%
	Put Options - 0.02%
5	Apple, Inc.
	Expiration: June, 2014,
	Exercise Price: $530.00	135
67	Archer-Daniels-Midland Co.
	Expiration: June, 2014,
	Exercise Price: $41.00	335
6	Energizer Holdings, Inc.
	Expiration: June, 2014,
	Exercise Price: $110.00	180
42	Time Warner, Inc.
	Expiration: June, 2014,
	Exercise Price: $65.00	630
24	Travelers Cos., Inc.
	Expiration: June, 2014,
	Exercise Price: $90.00	600
10	United Technologies Corp.
	Expiration: June, 2014,
	Exercise Price: $110.00	210
64	Xerox Corp.
	Expiration: June, 2014,
	Exercise Price: $11.00	128
	TOTAL PURCHASED OPTIONS
	(Cost $4,238)	2,218

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 18.51%	Value
1,528,043	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.01% (b)	$1,528,043
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,528,043)	1,528,043
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $7,892,035) - 100.26%	8,277,710
	Liabilities in Excess of Other Assets - (0.26)%	(21,366)
	NET ASSETS - 100.00%	$8,256,344

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate Shown is the 7-day annualized yield as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

SCHEDULE OF OPTIONS WRITTEN at May 31, 2014 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
5	Apple, Inc.
	Expiration: June 2014,
	Exercise Price: $660.00	$2,700
67	Archer-Daniels-Midland Co.
	Expiration: June 2014,
	Exercise Price: $47.00	335
6	Energizer Holdings, Inc.
	Expiration: June 2014,
	Exercise Price: $115.00	1,350
42	Time Warner, Inc.
	Expiration: June 2014,
	Exercise Price: $77.50	126
24	Travelers Cos., Inc.
	Expiration: June 2014,
	Exercise Price: $95.00	816
10	United Technologies Corp.
	Expiration: June 2014,
	Exercise Price: $120.00	210
64	Xerox Corp.
	Expiration: June 2014,
	Exercise Price: $13.00	320
	TOTAL OPTIONS WRITTEN
	(Premiums received $3,300)	$5,857

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 92.62%	Value
	Administrative and Support Services - 4.94%
32,202	Manpowergroup, Inc.	$2,639,920
87,050	Manulife Financial Corp. (a)	1,593,885
		4,233,805
	Chemical Manufacturing - 7.35%
31,057	Agrium, Inc. (a)	2,791,714
37,762	Axiall Corp.	1,744,982
28,059	Celanese Corp. - Series A	1,759,299
		6,295,995
	Clothing and Clothing
	Accessories Stores - 1.76%
17,867	Buckle, Inc.	801,335
38,472	Stage Stores, Inc.	706,731
		1,508,066
	Computer and Electronic
	Product Manufacturing - 8.76%
6,443	Apple, Inc.	4,078,419
65,309	Broadcom Corp. - Class A	2,081,398
54,723	Cisco Systems, Inc.	1,347,280
		7,507,097
	Credit Intermediation and
	Related Activities - 1.79%
106,744	People’s United Financial, Inc.	1,533,911

	Electrical Equipment, Appliance,
	and Component Manufacturing - 2.21%
16,301	Energizer Holdings, Inc.	1,890,916

	Electronics and Appliance Stores - 7.56%
116,207	Best Buy Co., Inc.	3,214,286
86,200	GameStop Corp. - Class A	3,262,670
		6,476,956
	Food Manufacturing - 5.06%
39,864	Flowers Foods, Inc.	831,164
63,758	General Mills, Inc.	3,502,227
		4,333,391
	Health and Personal Care Stores - 0.94%
23,213	Owens & Minor, Inc.	805,027

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Shares		Value
	Insurance Carriers and
	Related Activities - 8.07%
24,585	AmTrust Financial Services, Inc.	$1,049,780
46,636	MetLife, Inc.	2,375,171
37,318	Travelers Cos., Inc.	3,487,367
		6,912,318
	Machinery Manufacturing - 7.85%
42,396	Ingersoll-Rand PLC (a)	2,536,129
13,513	Scotts Miracle-Gro Co. - Class A	810,104
29,100	United Technologies Corp.	3,382,002
		6,728,235
	Management of Companies
	and Enterprises - 1.00%
49,787	Associated Banc-Corp.	857,830

	Miscellaneous Manufacturing - 0.99%
11,441	Baxter International, Inc.	851,325

	Motion Picture and Sound
	Recording Industries - 1.00%
43,765	Regal Entertainment Group - Class A	853,855

	Motor Vehicle and Parts Dealers - 1.03%
18,940	Penske Automotive Group, Inc.	881,089

	Paper Manufacturing - 4.59%
53,614	International Paper Co.	2,553,635
19,864	Packaging Corp. of America	1,373,794
		3,927,429
	Primary Metal Manufacturing - 1.07%
22,663	Worthington Industries, Inc.	913,319

	Professional, Scientific, and
	Technical Services - 8.01%
7,610	Amgen, Inc.	882,684
22,496	FactSet Research Systems, Inc.	2,410,221
19,873	Infosys Ltd. - ADR	1,022,068
35,774	Omnicom Group, Inc.	2,545,320
		6,860,293
	Publishing Industries
	(except Internet) - 1.76%
36,842	Microsoft Corp.	1,508,311

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Shares		Value
	Real Estate - 2.02%
19,677	Equity Lifestyle Properties, Inc.	$860,672
31,297	RLJ Lodging Trust	867,240
		1,727,912
	Securities, Commodity Contracts,
	and Other Financial Investments
	and Related Activities - 3.29%
33,457	Invesco Ltd. (a)	1,227,872
32,859	Raymond James Financial, Inc.	1,590,376
		2,818,248
	Telecommunications - 2.90%
43,560	America Movil SAB de C.V. - Series L - ADR	842,015
88,825	Mobile TeleSystems OJSC - ADR	1,642,374
		2,484,389
	Transportation Equipment
	Manufacturing - 4.73%
25,066	Honda Motor Co., Ltd. - ADR	881,822
34,056	Honeywell International, Inc.	3,172,316
		4,054,138
	Utilities - 1.01%
34,128	Aqua America, Inc.	866,169

	Wood Product Manufacturing - 2.93%
117,743	Masco Corp.	2,507,926
	TOTAL COMMON STOCKS
	(Cost $73,919,613)	79,337,950

	PREFERRED STOCKS - 0.88%
	Primary Metal Manufacturing - 0.88%
126,984	Gerdau S.A. - ADR	754,285
	TOTAL PREFERRED STOCKS
	(Cost $828,088)	754,285

Contracts	PURCHASED OPTIONS - 0.05%
	Put Options - 0.05%
64	Apple, Inc.
	Expiration: June, 2014,
	Exercise Price: $530.00	1,728

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Contracts		Value
	Put Options - 0.05%, Continued
245	AmTrust Financial Services, Inc.
	Expiration: June, 2014,
	Exercise Price: $40.00	$19,600
114	Baxter International, Inc.
	Expiration: June, 2014,
	Exercise Price: $70.00	1,197
653	Broadcom Corp.
	Expiration: June, 2014,
	Exercise Price: $29.00	2,612
20	Cisco Systems, Inc.
	Expiration: June, 2014,
	Exercise Price: $23.00	80
163	Energizer Holdings, Inc.
	Expiration: June, 2014,
	Exercise Price: $110.00	4,890
368	Microsoft Corp.
	Expiration: June, 2014,
	Exercise Price: $36.00	736
373	Travelers Cos., Inc.
	Expiration: June, 2014,
	Exercise Price: $90.00	9,325
	TOTAL PURCHASED OPTIONS
	(Cost $82,107)	40,168

Shares	SHORT-TERM INVESTMENTS - 6.17%
5,288,206	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.01% (b)	5,288,206
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,288,206)	5,288,206
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $80,118,014) - 99.72%	85,420,609
	Other Assets in Excess of Liabilities - 0.28%	238,472
	NET ASSETS - 100.00%	$85,659,081

ADR - American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate Shown is the 7-day annualized yield as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF OPTIONS WRITTEN at May 31, 2014 (Unaudited)

Contracts	OPTIONS WRITTEN	Value
	Call Options
245	AmTrust Financial Services, Inc.
	Expiration: June 2014,
	Exercise Price: $45.00	$19,600
64	Apple, Inc.
	Expiration: June 2014,
	Exercise Price: $660.00	34,560
114	Baxter International, Inc.
	Expiration: June 2014,
	Exercise Price: $77.50	342
653	Broadcom Corp.
	Expiration: June 2014,
	Exercise Price: $32.00	31,344
20	Cisco Systems, Inc.
	Expiration: June 2014,
	Exercise Price: $26.00	60
163	Energizer Holdings, Inc.
	Expiration: June 2014,
	Exercise Price: $115.00	36,675
368	Microsoft Corp.
	Expiration: June 2014,
	Exercise Price: $43.00	2,944
373	Travelers Cos., Inc.
	Expiration: June 2014,
	Exercise Price: $95.00	12,682
	TOTAL OPTIONS WRITTEN
	(Premiums received $83,629)	$138,207

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2014 (Unaudited)

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Balanced
	Fund	Plus Fund
ASSETS
Investments in securities, at value
(identified cost $62,160,788
and $11,757,541, respectively)	$65,281,190	$12,261,416
Receivables
Fund shares sold	284,728	160,500
Dividends and interest	190,823	13,818
Dividend tax reclaim	455	—
Investment securities sold	—	166,332
Due from Advisor (Note 4)	—	7,641
Prepaid expenses	21,287	28,603
Total assets	65,778,483	12,638,310
LIABILITIES
Options written, at value (premiums received
$20,433 and $9,458, respectively)	33,215	17,971
Payables
Investment securities purchased	641,526	144,873
Fund shares redeemed	113,599	95,359
Shareholder servicing fees	60,856	10,300
Advisory fees	49,309	—
Administration and fund accounting fees	29,635	25,261
Audit fees	29,229	25,192
Transfer agent fees and expenses	19,441	9,438
12b-1 fees	12,129	1,012
Shareholder reporting	7,617	4,972
Legal fees	3,926	5,380
Chief Compliance Officer fee	2,238	2,374
Custody fees	1,952	3,851
Accrued expenses	321	120
Total liabilities	1,004,993	346,103
NET ASSETS	$64,773,490	$12,292,207

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2014 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Balanced
	Fund	Plus Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$27,980,944	$2,224,059
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	2,491,887	210,568
Net asset value, offering and
redemption price per share	$11.23	$10.56
Institutional Shares
Net assets applicable to shares outstanding	$36,792,546	$10,068,148
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	3,267,608	953,219
Net asset value, offering and
redemption price per share	$11.26	$10.56
COMPONENTS OF NET ASSETS
Paid-in capital	$60,197,135	$11,709,550
Undistributed net investment income	86,691	24,785
Accumulated net realized gain from
investments, foreign currency, and options	1,377,628	62,004
Net unrealized appreciation/(depreciation) on:
Investments and foreign currency	3,143,951	508,718
Purchased options	(19,132)	(4,337)
Written options	(12,783)	(8,513)
Net unrealized appreciation on investments,
foreign currency, and options	3,112,036	495,868
Net assets	$64,773,490	$12,292,207

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2014 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Dividend	Dividend
	Income Fund	Growth Fund
ASSETS
Investments in securities, at value
(identified cost $7,892,035
and $80,118,014, respectively)	$8,277,710	$85,420,609
Cash	988	—
Receivables
Fund shares sold	15,000	437,595
Due from Advisor (Note 4)	12,606	—
Dividends and interest	12,274	205,215
Dividend tax reclaim	—	1,046
Prepaid expenses	27,933	28,434
Total assets	8,346,511	86,092,899
LIABILITIES
Options written, at value (premiums received
$3,300 and $83,629, respectively)	5,857	138,207
Payables
Fund shares redeemed	—	67,903
Audit fees	25,193	29,229
Administration and fund accounting fees	24,373	23,224
Transfer agent fees and expenses	9,733	15,182
Shareholder servicing fees	6,821	66,367
Legal fees	5,380	4,014
Shareholder reporting	5,024	2,873
Custody fees	4,501	1,471
Chief Compliance Officer fee	2,374	2,238
12b-1 fees	758	14,426
Advisory fees	—	68,678
Accrued expenses	153	6
Total liabilities	90,167	433,818
NET ASSETS	$8,256,344	$85,659,081

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2014 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Dividend	Dividend
	Income Fund	Growth Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$1,627,515	$31,196,655
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	148,414	2,481,817
Net asset value, offering and
redemption price per share	$10.97	$12.57
Institutional Shares
Net assets applicable to shares outstanding	$6,628,829	$54,462,426
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	604,698	4,319,157
Net asset value, offering and
redemption price per share	$10.96	$12.61
COMPONENTS OF NET ASSETS
Paid-in capital	$7,796,750	$77,869,356
Undistributed net investment income	3,766	29,502
Accumulated net realized gain on
investments, foreign currency, and options	72,710	2,511,472
Net unrealized appreciation/(depreciation) on:
Investments and foreign currency	387,695	5,345,268
Purchased options	(2,020)	(41,938)
Written options	(2,557)	(54,579)
Net unrealized appreciation on
investments, foreign currency, and options	383,118	5,248,751
Net assets	$8,256,344	$85,659,081

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2014 (Unaudited)

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Balanced
	Fund	Plus Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld
and issuance fees of $4,437 and $0,
and $712 and $165, respectively)	$755,053	$157,998
Interest	126,123	65
Total investment income	881,176	158,063
Expenses
Advisory fees (Note 4)	319,418	42,436
Shareholder servicing fees -
Institutional Shares (Note 6)	72,564	12,969
Shareholder servicing fees -
No Load Shares (Note 6)	55,203	2,328
Administration and fund accounting fees (Note 4)	53,905	47,750
Transfer agent fees and expenses (Note 4)	34,966	17,009
Distribution fees - No Load Shares (Note 5)	34,502	1,941
Registration fees	17,319	19,946
Audit fees	9,729	9,793
Legal fees	4,965	4,208
Chief Compliance Officer fee (Note 4)	4,488	4,442
Custody fees (Note 4)	4,221	7,160
Reports to shareholders	4,155	1,806
Trustee fees	3,555	2,841
Other expenses	3,448	2,323
Insurance expense	2,071	493
Total expenses	624,509	177,445
Less: advisory fee waiver and
expense reimbursement (Note 4)	(31,026)	(102,918)
Net expenses	593,483	74,527
Net investment income	$287,693	$83,536

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2014 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Balanced
	Fund	Plus Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain/(loss) on:
Investments	$2,199,950	$152,769
Purchased options	(3,794)	(9,656)
Written options	28,892	2,286
Net change in unrealized
appreciation/(depreciation) on:
Investments	1,827,451	383,430
Purchased options	(19,132)	(4,337)
Written options	(12,783)	(8,513)
Net realized and unrealized
gain on investments	4,020,584	515,979
Net Increase in Net Assets
Resulting from Operations	$4,308,277	$599,515

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2014 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Dividend	Dividend
	Income Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld
and issuance fees of $1,437 and
$267, and $12,740 and $32, respectively)	$87,507	$898,152
Interest	68	341
Total investment income	87,575	898,493
Expenses
Administration and fund accounting fees (Note 4)	47,856	52,206
Advisory fees (Note 4)	32,538	398,628
Registration fees	19,755	19,608
Transfer agent fees and expenses (Note 4)	16,122	35,526
Shareholder servicing fees -
Institutional Shares (Note 6)	10,491	89,059
Shareholder servicing fees -
No Load Shares (Note 6)	1,763	57,670
Audit fees	9,793	9,729
Custody fees (Note 4)	7,550	4,995
Chief Compliance Officer fee (Note 4)	4,442	4,488
Legal fees	4,209	4,907
Trustee fees	2,839	3,899
Other expenses	2,324	2,732
Reports to shareholders	1,806	3,946
Distribution fees - No Load Shares (Note 5)	1,364	36,044
Insurance expense	493	1,396
Total expenses	163,345	724,833
Less: advisory fee waiver and
expense reimbursement (Note 4)	(105,800)	(3,913)
Net expenses	57,545	720,920
Net investment income	$30,030	$177,573

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS For the six months ended May 31, 2014 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Dividend	Dividend
	Income Fund	Growth Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain/(loss) on:
Investments	$71,433	$2,461,397
Purchased options	19,084	(16,349)
Written options	17,439	66,477
Net change in unrealized
appreciation/(depreciation) on:
Investments	163,178	8,692
Purchased options	(2,020)	(41,938)
Written options	(2,557)	(54,579)
Net realized and unrealized
gain on investments	266,557	2,423,700
Net Increase in Net Assets
Resulting from Operations	$296,587	$2,601,273

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$287,693	$512,775
Net realized gain/(loss) on:
Investments	2,199,950	(870,194)
Purchased options	(3,794)	(38,109)
Written options	28,892	33,799
Capital gain distributions from
regulated investment companies	—	904
Net change in unrealized
appreciation/(depreciation) on:
Investments	1,827,451	392,945
Purchased options	(19,132)	—
Written options	(12,783)	—
Net increase in net assets
resulting from operations	4,308,277	32,120
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(112,082)	(142,269)
Institutional Shares	(199,764)	(292,614)
From net realized gain on investments
No Load Shares	—	(172,158)
Institutional Shares	—	(278,662)
Total distributions to shareholders	(311,846)	(885,703)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(9,688,149)	16,891,517
Total increase/(decrease) in net assets	(5,691,718)	16,037,934
NET ASSETS
Beginning of period	70,465,208	54,427,274
End of period	$64,773,490	$70,465,208
Undistributed net investment
income at end of period	$86,691	$110,844

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2014		Year Ended
	(Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	374,143	$4,077,536	2,119,484	$22,566,059
Shares issued on
reinvestments of
distributions	9,673	104,718	27,679	291,874
Shares redeemed**	(677,882)	(7,315,068)	(1,316,218)	(13,944,530)
Net increase/(decrease)	(294,066)	$(3,132,814)	830,945	$8,913,403
** Net of redemption fees of		$14		$1,365

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2014		Year Ended
	(Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	594,759	$6,476,829	3,619,838	$38,666,263
Shares issued on
reinvestments of
distributions	16,042	173,807	39,043	412,268
Shares redeemed**	(1,227,061)	(13,205,971)	(2,922,590)	(31,100,417)
Net increase/(decrease)	(616,260)	$(6,555,335)	736,291	$7,978,114
** Net of redemption fees of		$3,023		$3,346

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	June 17, 2013*
	May 31, 2014	to
	(Unaudited)	November 30, 2013
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$83,536	$17,112
Net realized gain/(loss) on:
Investments	152,769	(84,691)
Purchased options	(9,656)	(395)
Written options	2,286	—
Net change in unrealized
appreciation/(depreciation) on:
Investments	383,430	125,288
Purchased options	(4,337)	—
Written options	(8,513)	—
Net increase in net assets
resulting from operations	599,515	57,314
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(11,636)	(3,432)
Institutional Shares	(58,386)	(718)
Total distributions to shareholders	(70,022)	(4,150)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	5,321,568	6,387,982
Total increase in net assets	5,851,061	6,441,146
NET ASSETS
Beginning of period	6,441,146	—
End of period	$12,292,207	$6,441,146
Undistributed net investment
income at end of period	$24,785	$11,271

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended		June 17, 2013*
	May 31, 2014		to
	(Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	87,316	$895,773	247,223	$2,450,292
Shares issued on
reinvestments of
distributions	985	9,993	68	666
Shares redeemed	(8,935)	(89,269)	(116,089)	(1,150,906)
Net increase	79,366	$816,497	131,202	$1,300,052

	Institutional Shares		Institutional Shares
	Six Months Ended		June 17, 2013*
	May 31, 2014		to
	(Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	508,664	$5,200,539	527,630	$5,232,554
Shares issued on
reinvestments of
distributions	5,732	58,175	350	3,433
Shares redeemed**	(74,188)	(753,643)	(14,969)	(148,057)
Net increase	440,208	$4,505,071	513,011	$5,087,930
** Net of redemption fees of		$2,323		$998

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	June 17, 2013*
	May 31, 2014	to
	(Unaudited)	November 30, 2013
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$30,030	$162
Net realized gain/(loss) on:
Investments	71,433	(35,439)
Purchased options	19,084	—
Written options	17,439	—
Net change in unrealized
appreciation/(depreciation) on:
Investments	163,178	224,517
Purchased options	(2,020)	—
Written options	(2,557)	—
Net increase in net assets
resulting from operations	296,587	189,240
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(3,739)	(280)
Institutional Shares	(22,494)	(1,426)
Total distributions to shareholders	(26,233)	(1,706)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,134,966	4,663,490
Total increase in net assets	3,405,320	4,851,024
NET ASSETS
Beginning of period	4,851,024	—
End of period	$8,256,344	$4,851,024
Undistributed net investment
income/(loss) at end of period	$3,766	$(31)

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended		June 17, 2013*
	May 31, 2014		to
	(Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	96,917	$1,024,803	106,709	$1,083,643
Shares issued on
reinvestments of
distributions	194	2,091	24	238
Shares redeemed**	(10,547)	(111,122)	(44,883)	(454,266)
Net increase	86,564	$915,772	61,850	$629,615
** Net of redemption fees of		$963		$—

	Institutional Shares		Institutional Shares
	Six Months Ended		June 17, 2013*
	May 31, 2014		to
	(Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	282,074	$2,999,074	406,173	$4,145,082
Shares issued on
reinvestments of
distributions	2,043	22,027	142	1,426
Shares redeemed**	(74,727)	(801,907)	(11,007)	(112,633)
Net increase	209,390	$2,219,194	395,308	$4,033,875
** Net of redemption fees of		$151		$411

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
INCREASE/(DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$177,573	$250,195
Net realized gain/(loss) on:
Investments	2,461,397	4,864,770
Purchased options	(16,349)	(106,717)
Written options	66,477	50,469
Capital gain distributions from
regulated investment companies	—	149
Net change in unrealized
appreciation/(depreciation) on:
Investments	8,692	3,588,924
Purchased options	(41,938)	—
Written options	(54,579)	—
Net increase in net assets
resulting from operations	2,601,273	8,647,790
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
No Load Shares	(37,744)	(98,593)
Institutional Shares	(139,755)	(182,134)
From net realized gain on investments
No Load Shares	(1,354,365)	—
Institutional Shares	(2,441,481)	—
Total distributions to shareholders	(3,973,345)	(280,727)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	11,843,815	40,603,632
Total increase in net assets	10,471,743	48,970,695
NET ASSETS
Beginning of period	75,187,338	26,216,643
End of period	$85,659,081	$75,187,338
Undistributed net investment
income at end of period	$29,502	$29,428

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	Six Months Ended
	May 31, 2014		Year Ended
	(Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	534,507	$6,590,874	1,434,793	$16,988,860
Shares issued on
reinvestments of
distributions	104,256	1,300,086	7,977	88,515
Shares redeemed**	(259,461)	(3,203,709)	(525,013)	(6,362,848)
Net increase	379,302	$4,687,251	917,757	$10,714,527
** Net of redemption fees of		$93		$1,148

	Institutional Shares		Institutional Shares
	Six Months Ended
	May 31, 2014		Year Ended
	(Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	954,231	$11,810,515	3,293,527	$39,116,693
Shares issued on
reinvestments of
distributions	177,409	2,217,654	13,483	152,890
Shares redeemed**	(557,367)	(6,871,605)	(788,540)	(9,380,478)
Net increase	574,273	$7,156,564	2,518,470	$29,889,105
** Net of redemption fees of		$1,790		$1,456

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months				December 29,
	Ended				2010*
	May 31,		Year Ended	Year Ended	to
	2014		November 30,	November 30,	November 30,
	(Unaudited)		2013	2012	2011
Net asset value,
beginning of period	$10.55		$10.65	$9.83	$10.00
Income from
investment operations:
Net investment income^	0.04		0.05	0.08	0.08
Net realized and unrealized
gain/(loss) on investments	0.68		(0.02)	0.83	(0.25)
Total from investment operations	0.72		0.03	0.91	(0.17)
Less distributions:
From net investment income	(0.04)		(0.05)	(0.09)	—
From net realized
gain on investments	—		(0.08)	—	—
Total distributions	(0.04)		(0.13)	(0.09)	—
Redemption fees retained^#	0.00		0.00	0.00	0.00
Net asset value, end of period	$11.23		$10.55	$10.65	$9.83

Total return	6.87	%‡	0.32%	9.34%	-1.70	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$27,981		$29,383	$20,826	$5,010
Ratio of expenses
to average net assets (a):
Before expense
reimbursement/recoupment	2.10	%†	1.93%	2.21%	6.66	%†
After expense
reimbursement/recoupment	2.00	%†	2.00%	2.00%	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense
reimbursement/recoupment	0.66	%†	0.59%	0.51%	(3.77	)%†
After expense
reimbursement/recoupment	0.76	%†	0.52%	0.72%	0.89	%†
Portfolio turnover rate	48.01	%‡	247.36%	202.76%	225.23	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months				December 29,
	Ended				2010*
	May 31,		Year Ended	Year Ended	to
	2014		November 30,	November 30,	November 30,
	(Unaudited)		2013	2012	2011
Net asset value,
beginning of period	$10.58		$10.68	$9.85	$10.00
Income from
investment operations:
Net investment income^	0.05		0.08	0.10	0.10
Net realized and unrealized
gain/(loss) on investments	0.69		(0.03)	0.84	(0.25)
Total from investment operations	0.74		0.05	0.94	(0.15)
Less distributions:
From net investment income	(0.06)		(0.07)	(0.11)	—
From net realized
gain on investments	—		(0.08)	—	—
Total distributions	(0.06)		(0.15)	(0.11)	—
Redemption fees retained^#	0.00		0.00	0.00	0.00
Net asset value, end of period	$11.26		$10.58	$10.68	$9.85

Total return	7.01	%‡	0.51%	9.65%	-1.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$36,793		$41,083	$33,602	$6,174
Ratio of expenses
to average net assets (a):
Before expense
reimbursement/recoupment	1.85	%†	1.66%	1.94%	5.80	%†
After expense
reimbursement/recoupment	1.75	%†	1.73%	1.75%	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense
reimbursement/recoupment	0.91	%†	0.84%	0.76%	(2.97	)%†
After expense
reimbursement/recoupment	1.01	%†	0.77%	0.95%	1.08	%†
Portfolio turnover rate	48.01	%‡	247.36%	202.76%	225.23	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months		June 17,
	Ended		2013*
	May 31,		to
	2014		November 30,
	(Unaudited)		2013
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income^	0.09		0.04
Net realized and unrealized gain/(loss) on investments	0.55		(0.03)
Total from investment operations	0.64		0.01
Less distributions:
From net investment income	(0.08)		(0.01)
Total distributions	(0.08)		(0.01)
Net asset value, end of period	$10.56		$10.00

Total return	6.45	%‡	0.08	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,224		$1,312
Ratio of expenses to average net assets (a):
Before expense reimbursement	4.34	%†	16.32	%†
After expense reimbursement	1.90	%†	2.00	%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	(0.59	)%†	(13.36	)%†
After expense reimbursement	1.85	%†	0.96	%†
Portfolio turnover rate	47.04	%‡	86.29	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Plus Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months		June 17,
	Ended		2013*
	May 31,		to
	2014		November 30,
	(Unaudited)		2013
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income^	0.10		0.07
Net realized and unrealized gain/(loss) on investments	0.55		(0.06)
Total from investment operations	0.65		0.01
Less distributions:
From net investment income	(0.09)		(0.01)
Total distributions	(0.09)		(0.01)
Redemption fees retained^#	0.00		0.00
Net asset value, end of period	$10.56		$10.00

Total return	6.59	%‡	0.13	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,068		$5,129
Ratio of expenses to average net assets (a):
Before expense reimbursement	4.15	%†	9.12	%†
After expense reimbursement	1.72	%†	1.75	%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	(0.43	)%†	(5.76	)%†
After expense reimbursement	2.00	%†	1.61	%†
Portfolio turnover rate	47.04	%‡	86.29	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months		June 17,
	Ended		2013*
	May 31,		to
	2014		November 30,
	(Unaudited)		2013
Net asset value, beginning of period	$10.61		$10.00
Income from investment operations:
Net investment income^	0.04		—
Net realized and unrealized gain on investments	0.35		0.61
Total from investment operations	0.39		0.61
Less distributions:
From net investment income^	(0.04)		0.00#
Total distributions	(0.04)		0.00#
Redemption fees retained	0.01		—
Net asset value, end of period	$10.97		$10.61

Total return	3.78	%‡	6.14	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,628		$656
Ratio of expenses to average net assets (a):
Before expense reimbursement	5.11	%†	17.07	%†
After expense reimbursement	1.92	%†	2.00	%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	(2.44	)%†	(15.07	)%†
After expense reimbursement	0.75	%†	0.00	%†
Portfolio turnover rate	56.74	%‡	49.43	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months		June 17,
	Ended		2013*
	May 31,		to
	2014		November 30,
	(Unaudited)		2013
Net asset value, beginning of period	$10.61		$10.00
Income from investment operations:
Net investment income^	0.05		0.00#
Net realized and unrealized gain on investments	0.35		0.62
Total from investment operations	0.40		0.62
Less distributions:
From net investment income	(0.05)		(0.01)
Total distributions	(0.05)		(0.01)
Redemption fees retained^#	0.00		0.00
Net asset value, end of period	$10.96		$10.61

Total return	3.74	%‡	6.19	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,629		$4,195
Ratio of expenses to average net assets (a):
Before expense reimbursement	5.00	%†	13.46	%†
After expense reimbursement	1.74	%†	1.75	%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	(2.30	)%†	(11.69	)%†
After expense reimbursement	0.96	%†	0.02	%†
Portfolio turnover rate	56.74	%‡	49.43	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares
	Six Months				December 29,
	Ended				2010*
	May 31,		Year Ended	Year Ended	to
	2014		November 30,	November 30,	November 30,
	(Unaudited)		2013	2012	2011
Net asset value,
beginning of period	$12.83		$10.86	$9.50	$10.00
Income from
investment operations:
Net investment income^	0.02		0.04	0.06	0.03
Net realized and unrealized
gain/(loss) on investments	0.36		2.01	1.37	(0.55)
Total from investment operations	0.38		2.05	1.43	(0.52)
Less distributions:
From net investment income	(0.01)		(0.08)	(0.07)	—
From net realized
gain on investments	(0.63)		—	—	—
Total distributions	(0.64)		(0.08)	(0.07)	—
Redemption fees retained^	0.00#		0.00#	0.00#	0.02
Net asset value, end of period	$12.57		$12.83	$10.86	$9.50

Total return	3.06	%‡	18.96%	15.16%	-5.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$31,197		$26,985	$12,866	$4,815
Ratio of expenses
to average net assets (a):
Before expense reimbursement	2.01	%†	2.07%	2.31%	4.56	%†
After expense reimbursement	2.00	%†	2.00%	2.00%	2.00	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	0.24	%†	0.29%	0.23%	(2.20	)%†
After expense reimbursement	0.25	%†	0.36%	0.54%	0.36	%†
Portfolio turnover rate	73.47	%‡	219.78%	261.95%	301.31	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Institutional Shares
	Six Months				December 29,
	Ended				2010*
	May 31,		Year Ended	Year Ended	to
	2014		November 30,	November 30,	November 30,
	(Unaudited)		2013	2012	2011
Net asset value,
beginning of period	$12.87		$10.89	$9.50	$10.00
Income from
investment operations:
Net investment income^	0.03		0.07	0.10	0.05
Net realized and unrealized
gain/(loss) on investments	0.37		2.01	1.39	(0.55)
Total from investment operations	0.40		2.08	1.49	(0.50)
Less distributions:
From net investment income	(0.03)		(0.10)	(0.10)	—
From net realized
gain on investments	(0.63)		—	—	—
Total distributions	(0.66)		(0.10)	(0.10)	—
Redemption fees retained^#	0.00		0.00	0.00	0.00
Net asset value, end of period	$12.61		$12.87	$10.89	$9.50

Total return	3.20	%‡	19.29%	15.75%	-5.00	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$54,462		$48,203	$13,351	$15,226
Ratio of expenses
to average net assets (a):
Before expense reimbursement	1.71	%†	1.79%	1.95%	2.92	%†
After expense reimbursement	1.70	%†	1.70%	1.57%	1.75	%†
Ratio of net investment income/(loss)
to average net assets (b):
Before expense reimbursement	0.55	%†	0.53%	0.61%	(0.59	)%†
After expense reimbursement	0.56	%†	0.62%	0.99%	0.58	%†
Portfolio turnover rate	73.47	%‡	219.78%	261.95%	301.31	%‡

*	Commencement of operations.
^	Per share numbers have been calculated using the average shares method.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.
(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The WBI Absolute Return Balanced Fund, WBI Absolute Return Balanced Plus Fund,  WBI Absolute Return Dividend Income Fund, and the WBI Absolute Return Dividend Growth Fund (the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  Each Fund offers No Load Shares and Institutional Shares. The investment objective of the WBI Absolute Return Balanced Fund and the WBI Absolute Return Balanced Plus Fund is to seek current income and long-term appreciation, while also seeking to protect principal during unfavorable market conditions. The investment objective of the WBI Absolute Return Dividend Income Fund  and the WBI Absolute Return Dividend Growth Fund  is to seek long-term capital appreciation and current income. The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund commenced operations on December 29, 2010. The WBI Absolute Return Balanced Plus Fund and the WBI Absolute Return Dividend Income Fund commenced operations on June 17, 2013.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the WBI Absolute Return Balanced Fund and WBI Absolute Return Dividend Growth Fund open tax years 2012-2013, or expected to be taken in the Funds’ 2014 tax returns.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the WBI Absolute Return Balanced Plus Fund and WBI Absolute

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

Return Dividend Income Fund open tax year 2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, quarterly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the six months ended May 31, 2014, the WBI Absolute Return Balanced Fund – No Load Shares, and Institutional Shares retained $14 and $3,023, respectively, in redemption fees. During the six months ended May 31, 2014, the WBI Absolute Return Balanced Plus Fund – Institutional Shares retained $2,323 in redemption fees. During the six months ended May 31, 2014, the WBI Absolute Return Dividend Income Fund – No Load Shares, and Institutional Shares retained $963 and $151, respectively, in redemption fees. During the six months ended May 31, 2014, the WBI Absolute Return Dividend Growth Fund – No Load Shares and Institutional Shares retained $93 and $1,790, respectively, in redemption fees.

G.
Derivative Transactions:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Average Balance Information
The average monthly market values of purchased and written options during the six months ended May 31, 2014 for the WBI Absolute Return Balanced Fund was $2,338 and $7,236, respectively.
Transactions in written options contracts for the six months ended May 31, 2014, are as follows:
WBI Absolute Return Balanced Fund

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	3,433	69,594
Options closed	(680)	(2,720)
Options exercised	(434)	(46,441)
Outstanding at May 31, 2014	2,319	$20,433

The average monthly market values of purchased and written options during the six months ended May 31, 2014 for the WBI Absolute Return Balanced Plus Fund was $1,501 and $5,965, respectively.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

Transactions in written options contracts for the six months ended May 31, 2014, are as follows:
WBI Absolute Return Balanced Plus Fund

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	466	29,701
Options closed	(79)	(3,713)
Options exercised	(237)	(14,232)
Options expired	(6)	(2,298)
Outstanding at May 31, 2014	144	$9,458

The average monthly market values of purchased and written options during the six months ended May 31, 2014 for the WBI Absolute Return Dividend Income Fund was $2,374 and $1,470, respectively.
Transactions in written options contracts for the six months ended May 31, 2014, are as follows:
WBI Absolute Return Dividend Income Fund

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	481	24,413
Options exercised	(222)	(16,278)
Options expired	(41)	(4,835)
Outstanding at May 31, 2014	218	$3,300

The average monthly market values of purchased and written options during the six months ended May 31, 2014 for the WBI Absolute Return Dividend Growth Fund was $9,846 and $25,252, respectively.
Transactions in written options contracts for the six months ended May 31, 2014, are as follows:
WBI Absolute Return Dividend Growth Fund

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	4,216	177,981
Options exercised	(2,091)	(78,976)
Options expired	(125)	(15,376)
Outstanding at May 31, 2014	2,000	$83,629

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

As of May 31, 2014, the location of derivatives in the statements of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:
WBI Absolute Return Balanced Fund

	Statements of Assets
Derivative Type	and Liabilities Location	Value
Equity Contracts	Options written, at fair value	$(33,215)
Equity Contracts	Net Assets – net unrealized
	depreciation on purchased options	(19,132)
Equity Contracts	Net Assets – net unrealized
	depreciation on written options	(12,783)

WBI Absolute Return Balanced Plus Fund

	Statements of Assets
Derivative Type	and Liabilities Location	Value
Equity Contracts	Options written, at fair value	$(17,971)
Equity Contracts	Net Assets – net unrealized
	depreciation on purchased options	(4,337)
Equity Contracts	Net Assets – net unrealized
	depreciation on written options	(8,513)

WBI Absolute Return Dividend Income Fund

	Statements of Assets
Derivative Type	and Liabilities Location	Value
Equity Contracts	Options written, at fair value	$(5,857)
Equity Contracts	Net Assets – net unrealized
	depreciation on purchased options	(2,020)
Equity Contracts	Net Assets – net unrealized
	depreciation on written options	(2,557)

WBI Absolute Return Dividend Growth Fund

	Statements of Assets
Derivative Type	and Liabilities Location	Value
Equity Contracts	Options written, at fair value	$(138,207)
Equity Contracts	Net Assets – net unrealized
	depreciation on purchased options	(41,938)
Equity Contracts	Net Assets – net unrealized
	depreciation on written options	(54,579)

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2014 is as follows:
WBI Absolute Return Balanced Fund

	Location of Gain/(Loss) on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on	$(3,794)
	purchased options
Equity Contracts	Realized gain on	28,892
	written options
Equity Contracts	Change in unrealized depreciation
	on purchased options	(19,132)
Equity Contracts	Change in unrealized depreciation	(12,783)
	on written options

WBI Absolute Return Balanced Plus Fund

	Location of Loss on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on	$(9,656)
	purchased options
Equity Contracts	Realized gain on	2,286
	written options
Equity Contracts	Change in unrealized depreciation
	on purchased options	(4,337)
Equity Contracts	Change in unrealized depreciation	(8,513)
	on written options

WBI Absolute Return Dividend Income Fund

	Location of Loss on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Realized gain on	$19,084
	purchased options
Equity Contracts	Realized gain on	17,439
	written options
Equity Contracts	Change in unrealized depreciation
	on purchased options	(2,020)
Equity Contracts	Change in unrealized depreciation	(2,557)
	on written options

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

WBI Absolute Return Dividend Growth Fund

	Location of Loss on
Derivative Type	Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on	$(16,349)
	purchased options
Equity Contracts	Realized gain on	66,477
	written options
Equity Contracts	Change in unrealized depreciation
	on purchased options	(41,938)
Equity Contracts	Change in unrealized depreciation	(54,579)
	on written options

The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  During the six months ended May 31, 2014, the Funds were not subject to any master netting arrangements.

The table below shows the offsetting assets and liabilities relating to the written options shown on the statements of assets and liabilities.
WBI Absolute Return Balanced Fund

Gross Amounts not Offset in the Statement of Assets and Liabilities
		Gross	Net
		Amounts	Amounts
		Offset	Presented
	Gross	in the	in the
	Amounts of	Statements	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets or	and	and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets:
Description
None	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—

Liabilities:
Description
Written Options	$33,215	$—	$33,215	$—	$33,215	$—
	$33,215	$—	$33,215	$—	$33,215	$—

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

WBI Absolute Return Balanced Plus Fund

Gross Amounts not Offset in the Statement of Assets and Liabilities
		Gross	Net
		Amounts	Amounts
		Offset	Presented
	Gross	in the	in the
	Amounts of	Statements	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets or	and	and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets:
Description
None	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—

Liabilities:
Description
Written Options	$17,971	$—	$17,971	$—	$17,971	$—
	$17,971	$—	$17,971	$—	$17,971	$—

WBI Absolute Return Dividend Income Fund

Gross Amounts not Offset in the Statement of Assets and Liabilities
		Gross	Net
		Amounts	Amounts
		Offset	Presented
	Gross	in the	in the
	Amounts of	Statements	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets or	and	and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets:
Description
None	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—

Liabilities:
Description
Written Options	$5,857	$—	$5,857	$—	$5,857	$—
	$5,857	$—	$5,857	$—	$5,857	$—

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

WBI Absolute Return Dividend Growth Fund

Gross Amounts not Offset in the Statement of Assets and Liabilities
		Gross	Net
		Amounts	Amounts
		Offset	Presented
	Gross	in the	in the
	Amounts of	Statements	Statement
	Recognized	of Assets	of Assets		Collateral
	Assets or	and	and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets:
Description
None	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—

Liabilities:
Description
Written Options	$138,207	$—	$138,207	$—	$138,207	$—
	$138,207	$—	$138,207	$—	$138,207	$—

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds:  Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Options:  Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2014:

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

WBI Absolute Return Balanced Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and
Food Services	$1,683,278	$—	$—	$1,683,278
Administrative Support
and Waste Management	1,096,657	—	—	1,096,657
Finance and Insurance	4,693,583	—	—	4,693,583
Information	1,319,589	—	—	1,319,589
Manufacturing	11,013,945	—	—	11,013,945
Professional, Scientific,
and Technical Services	1,465,619	—	—	1,465,619
Real Estate and
Rental and Leasing	3,702,267	—	—	3,702,267
Retail Trade	1,954,345	—	—	1,954,345
Transportation and Warehousing	673,883	—	—	673,883
Utilities	5,917,875	—	—	5,917,875
Wholesale Trade	1,456,806	—	—	1,456,806
Total Common Stocks	34,977,847	—	—	34,977,847
Exchange-Traded Funds	13,477,092	—	—	13,477,092
Preferred Stock	591,588	—	—	591,588
Corporate Bonds
Accommodation and
Food Services	—	318,329	—	318,329
Finance and Insurance	—	3,846,708	—	3,846,708
Health Care and
Social Assistance	—	172,787	—	172,787
Information	—	1,545,880	—	1,545,880
Manufacturing	—	2,000,985	—	2,000,985
Mining, Quarrying, and
Oil and Gas Extraction	—	575,347	—	575,347
Professional, Scientific,
and Technical Services	—	1,219,126	—	1,219,126
Retail Trade	—	839,504	—	839,504
Utilities	—	152,615	—	152,615
Total Corporate Bonds	—	10,671,281	—	10,671,281
Purchased Options
Put Options	8,128	4,200	—	12,328
Short-Term Investments	5,551,054	—	—	5,551,054
Total Investments in Securities	$54,605,709	$10,675,481	$—	$65,281,190
Liabilities:
Options Written	$33,215	$—	$—	$33,215
Total Liabilities	$33,215	$—	$—	$33,215

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

WBI Absolute Return Balanced Plus Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$687,428	$—	$—	$687,428
Arts, Entertainment and Recreation	144,623	—	—	144,623
Finance and Insurance	1,084,313	—	—	1,084,313
Information	558,738	—	—	558,738
Manufacturing	2,705,384	—	—	2,705,384
Real Estate and Rental and Leasing	322,707	—	—	322,707
Retail Trade	586,084	—	—	586,084
Utilities	623,903	—	—	623,903
Total Common Stocks	6,713,180	—	—	6,713,180
Exchange-Traded Funds	3,888,340	—	—	3,888,340
Purchased Options
Put Options	1,136	1,354	—	2,490
Short-Term Investments	1,657,406	—	—	1,657,406
Total Investments in Securities	$12,260,062	$1,354	$—	$12,261,416
Liabilities:
Options Written	$17,830	$141	$—	$17,971
Total Liabilities	$17,830	$141	$—	$17,971

WBI Absolute Return Dividend Income Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$209,840	$—	$—	$209,840
Finance and Insurance	1,375,583	—	—	1,375,583
Information	576,383	—	—	576,383
Manufacturing	2,709,376	—	—	2,709,376
Professional, Scientific,
and Technical Services	244,756	—	—	244,756
Retail Trade	799,039	—	—	799,039
Wholesale Trade	79,892	—	—	79,892
Total Common Stocks	5,994,869	—	—	5,994,869
Exchange-Traded Funds	752,580	—	—	752,580
Purchased Options
Put Options	2,218	—	—	2,218
Short-Term Investments	1,528,043	—	—	1,528,043
Total Investments in Securities	$8,277,710	$—	$—	$8,277,710
Liabilities:
Options Written	$5,731	$126	$—	$5,857
Total Liabilities	$5,731	$126	$—	$5,857

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

WBI Absolute Return Dividend Growth Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$4,233,805	$—	$—	$4,233,805
Finance and Insurance	12,131,717	—	—	12,131,717
Information	4,846,556	—	—	4,846,556
Management of Companies
and Enterprises	857,830	—	—	857,830
Manufacturing	39,009,771	—	—	39,009,771
Professional, Scientific,
and Technical Services	6,860,294	—	—	6,860,294
Real Estate and
Rental and Leasing	860,672	—	—	860,672
Retail Trade	9,671,137	—	—	9,671,137
Utilities	866,168	—	—	866,168
Total Common Stocks	79,337,950	—	—	79,337,950
Preferred Stock	754,285	—	—	754,285
Purchased Options
Put Options	40,054	114	—	40,168
Short-Term Investments	5,288,206	—	—	5,288,206
Total Investments in Securities	$85,420,495	$114	$—	$85,420,609
Liabilities:
Options Written	$138,093	$114	$—	$138,207
Total Liabilities	$138,093	$114	$—	$138,207

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at May 31, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the six months ended May 31, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended May 31, 2014, WBI Investments, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended May 31, 2014, the WBI Absolute Return Balanced Fund, WBI Absolute Return Balanced Plus Fund, WBI Absolute Return Dividend Income Fund, and the WBI Absolute Return Dividend Growth Fund incurred $319,418, $42,436, $32,538, and $398,628, respectively, in advisory fees.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

The Funds are responsible for their own operating expenses.  For the six months ended May 31, 2014, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit each Fund’s No Load Shares net annual operating expenses to 2.00% of average daily net assets and each Fund’s Institutional Shares net annual operating expenses to 1.75% of average daily net assets.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2014, the Advisor reduced its fees and absorbed Fund expenses in the amount of $31,026, $102,918, $105,800 and $3,913 for the WBI Absolute Return Balanced Fund, WBI Absolute Return Balanced Plus Fund, WBI Absolute Return Dividend Income Fund, and the WBI Absolute Return Dividend Growth Fund respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

WBI		WBI		WBI Absolute		WBI Absolute
Absolute Return		Absolute Return		Return Dividend		Return Dividend
Balanced Fund		Balanced Plus Fund		Income Fund		Growth Fund
Year	Amount	Year	Amount	Year	Amount	Year	Amount
2014	$128,204	2016	$111,157	2016	$113,659	2014	$166,283
2015	55,787	2017	102,918	2017	105,800	2015	92,504
2016	—		$214,075		$219,459	2016	37,833
2017	31,026					2017	3,913
	$215,017						$300,533

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended May 31, 2014, the WBI Absolute Return Balanced Fund, WBI Absolute Return Balanced Plus Fund, WBI Absolute Return Dividend Income Fund, and the WBI Absolute Return Dividend Growth Fund incurred the following expenses for administration and fund accounting, transfer agency, custody, and chief compliance officer fees:

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

	WBI	WBI
	Absolute Return	Absolute Return
	Balanced Fund	Balanced Plus Fund
Administration and Fund Accounting	$53,905	$47,750
Transfer Agency (a)	28,891	16,294
Chief Compliance Officer	4,488	4,442
Custody	4,221	7,160

(a) Does not include out-of-pocket expenses.
	WBI Absolute	WBI Absolute
	Return Dividend	Return Dividend
	Income Fund	Growth Fund
Administration and Fund Accounting	$47,856	$52,206
Transfer Agency (a)	15,822	29,979
Chief Compliance Officer	4,442	4,488
Custody	7,550	4,995

(a) Does not include out-of-pocket expenses.

At May 31, 2014, the Funds had payables due to USBFS for administration and fund accounting, transfer agency, Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	WBI	WBI
	Absolute Return	Absolute Return
	Balanced Fund	Balanced Plus Fund
Administration and Fund Accounting	$29,635	$25,261
Transfer Agency (a)	15,048	8,383
Chief Compliance Officer	2,238	2,374
Custody	1,952	3,851

(a) Does not include out-of-pocket expenses.
	WBI Absolute	WBI Absolute
	Return Dividend	Return Dividend
	Income Fund	Growth Fund
Administration and Fund Accounting	$24,373	$23,224
Transfer Agency (a)	8,191	13,223
Chief Compliance Officer	2,374	2,238
Custody	4,501	1,471

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

NOTE 5 – DISTRIBUTION (12B-1) FEE

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the No Load Shares only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of each Fund’s No Load Shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2014, the WBI Absolute Return Balanced Fund – No Load Shares, WBI Absolute Return Balanced Plus Fund – No Load Shares, WBI Absolute Return Dividend Income Fund – No Load Shares, and the WBI Absolute Return Dividend Growth Fund – No Load Shares paid the Distributor $34,502, $1,941, $1,364, and $36,044, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which the No Load Shares and Institutional Shares may pay servicing fees at an annual rate of up to 0.40% of the average daily net assets of each class for the WBI Absolute Return Balanced Fund, the WBI Absoluter Return Balanced Plus Fund, the WBI Absolute Return Dividend Income Fund, and the WBI Absolute Return Dividend Growth Fund. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended May 31, 2014, the WBI Absolute Return Balanced Fund – No Load Shares, and Institutional Shares incurred shareholder servicing fees of $55,203 and $72,564, respectively, under the Agreement. For the six months ended May 31, 2014, the WBI Absolute Return Balanced Plus Fund – No Load Shares, and Institutional

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

Shares incurred shareholder servicing fees of $2,328 and $12,969, respectively, under the Agreement. For the six months ended May 31, 2014, the WBI Absolute Return Dividend Income Fund – No Load Shares, and Institutional Shares incurred shareholder servicing fees of $1,763 and $10,491, respectively, under the Agreement. For the six months ended May 31, 2014, the WBI Absolute Return Dividend Growth Fund – No Load Shares, and Institutional Shares incurred shareholder servicing fees of $57,670 and $89,059, respectively, under the Agreement.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Balanced Fund, were $28,026,734 and $30,584,308, respectively.  For the six months ended May 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Balanced Plus Fund, were $8,240,143 and $3,544,153, respectively.  For the six months ended May 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Dividend Income Fund, were $5,153,104 and $3,161,355, respectively. For the six months ended May 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Dividend Growth Fund, were $60,496,786 and $55,464,611, respectively.

The Funds made no purchases or sales of U.S. government securities.

NOTE 8 – LINES OF CREDIT

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund had lines of credit in the amount of $1,600,000 and $2,800,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended May 31, 2014, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund did not draw upon their lines of credit. At May 31, 2014, the Funds had no outstanding loan amounts.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended May 31, 2014 and the year ended November 30, 2013, were characterized as follows:

	WBI		WBI
	Absolute Return		Absolute Return
	Balanced Fund		Balanced Plus Fund
	May 31,	Nov. 30,	May 31,	Nov. 30,
	2014	2013	2014	2013
Ordinary Income	$311,846	$831,203	$70,022	$4,150
Long-Term Capital Gains	—	54,500	—	—

	WBI Absolute		WBI Absolute
	Return Dividend		Return Dividend
	Income Fund		Growth Fund
	May 31,	Nov. 30,	May 31,	Nov. 30,
	2014	2013	2014	2013
Ordinary Income	$26,233	$—	$3,973,345	$280,727
Return of Capital	—	1,706	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2013, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) were as follows:

	WBI	WBI
	Absolute Return	Absolute Return
	Balanced Fund	Balanced Plus Fund
Cost of investments (a)	$69,136,757	$6,180,411
Gross tax unrealized appreciation	$1,739,361	$168,939
Gross tax unrealized depreciation	(600,663)	(43,929)
Net tax unrealized appreciation	1,138,698	125,010
Unrealized foreign exchange	(68)	(2)
Undistributed ordinary income	110,844	11,271
Undistributed long-term capital gain	—	—
Total distributable earnings	110,844	11,271
Other accumulated gains/(losses)	(669,550)	(83,115)
Total accumulated earnings/(losses)	$579,924	$53,164

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return Dividend	Return Dividend
	Income Fund	Growth Fund
Cost of investments (a)	$4,902,707	$69,793,972
Gross tax unrealized appreciation	$242,062	$5,723,056
Gross tax unrealized depreciation	(17,545)	(386,358)
Net tax unrealized appreciation	224,517	5,336,698
Unrealized foreign exchange	—	(122)
Undistributed ordinary income	—	3,825,221
Undistributed long-term capital gain	—	—
Total distributable earnings	—	3,825,221
Other accumulated gains/(losses)	(35,277)	—
Total accumulated earnings/(losses)	$189,240	$9,161,797

(a)	The difference between book-basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At November 30, 2013, the Fund had capital loss carryforwards as follows:

	Short-Term
	Capital Loss Carryover
WBI Absolute Return Balanced Fund	$669,550	*
WBI Absolute Return Balanced Plus Fund	83,115	*
WBI Absolute Return Dividend Income Fund	35,246	*
WBI Absolute Return Dividend Growth Fund	—

*	These capital losses may be carried forward indefinitely to offset future gains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

WBI Absolute Return Dividend Income Fund had post-October and post-December late year losses of $31. WBI Absolute Return Dividend Growth Fund utilized $1,012,936 of short-term capital loss carryforward.

WBI Funds

NOTICE TO SHAREHOLDERS at May 31, 2014 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-WBI-FUND (1-855-924-3863) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and WBI Investments, Inc. (the “Advisor”) for the WBI Absolute Return Balanced Fund and WBI Absolute Return Dividend Growth Fund (collectively, the “Funds”)  for another annual term.  At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2013

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar.  In reviewing the performance of the Funds, the Board considered that each Fund was relatively new, with just over two years of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe.  The Board also took into account that the Funds’ globally unconstrained risk managed approach rendered the Morningstar peer group universe less appropriate for comparative purposes, as the Fund’s Morningstar classification tends to change over time as the portfolios change.

WBI Absolute Return Balanced Fund.  The Board noted that the WBI Absolute Return Balanced Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for  the one-year period and above its peer group median and average for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median and average for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

WBI Absolute Return Dividend Growth Fund.  The Board noted that the WBI Absolute Return Dividend Growth Fund’s performance, with regard to its Lipper comparative universe, was well above its peer group median and average for the one-year and since inception periods.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe considered fitting by the Advisor, was below the peer group median and average for the since inception period and above the peer group median and average for the one-year period.  The Fund’s performance with regard to the Morningstar comparative universe in which Morningstar places the Fund was below the peer group median and average for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisors and funds within the relevant Lipper peer funds as well as fees charged by the Advisor to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

WBI Absolute Return Balanced Fund.  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the WBI Absolute Return Balanced Fund of 1.75% for Institutional shares and 2.00% for No Load shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for both Institutional shares and No Load shares was above the median and average of its peer group.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for Institutional shares and No Load shares were above the median and average of its peer group.  The Board also noted that the contractual advisory fee was above its peer group median and average, and when adjusted to include only funds with similar asset sizes, the advisory fee was above the peer group median but below the average of this segment of its peer group. The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were above the peer group median and below the peer group average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in-line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

WBI Absolute Return Dividend Growth Fund.  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the WBI Absolute Return Dividend Growth Fund of 1.75% for Institutional shares and 2.00% for No Load shares (the “Expense Caps”).

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Fund’s total expense ratio for both Institutional shares and No Load shares was above the median and average of its peer group.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for Institutional shares was above the median and below the average of this segment of its peer group, and the total expense ratio for No Load shares was above the average and the median of this segment of its peer group.  The Board also noted that the contractual advisory fee was above its peer group median and average, but below the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were above the peer group median and below the peer group average.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in-line with the fees charged to the Advisor’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, including benefits received in the form of Rule 12b-1 fees received from the Funds and “soft dollar” benefits that may be received in exchange for Fund brokerage.  After such review, the Board determined that the profitability to

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the WBI Absolute Return Balanced Fund and WBI Absolute Return Dividend Growth Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the WBI Absolute Return Balanced Fund and WBI Absolute Return Dividend Growth Fund would be in the best interest of each Fund and its shareholders.

WBI Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
WBI Investments, Inc.
One River Centre
331 Newman Springs Road
Building 1, Floor 2
Red Bank, NJ 07701

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
1-855-WBI-FUND (1-855-924-3863)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-924-3863.

WB-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date   8/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date   8/6/14

By (Signature and Title)*        /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   8/6/14

* Print the name and title of each signing officer under his or her signature